ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2024
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 9: ACCUMULATED OTHER COMPREHENSIVE INCOME

Shareholders’ equity includes certain items classified as accumulated other comprehensive income in the Consolidated Balance Sheets, including:

●	Cumulative translation adjustment (CTA) relates to our non-U.S. subsidiary companies that have designated a functional currency other than the U.S. dollar. We are required to translate the subsidiary functional currency financial statements to dollars using a combination of historical, period-end, and average foreign exchange rates. This combination of rates creates the foreign currency translation adjustment component of other comprehensive income.

The Company recorded $166,007 and $114,624 of accumulated other comprehensive income as of December 31, 2024 and December 31, 2023.